Financial Instruments - Disclosure of Financial Instruments at Fair Value through Profit or (Loss) (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	R$ 1,372,926	R$ 8,253
Non-current financial assets at fair value through profit or loss	8,593	31,596
Private markets funds [Member]
Disclosure of financial assets [line items]
Non-current financial assets at fair value through profit or loss	8,593	31,596
Mutual funds [Member]
Disclosure of financial assets [line items]
Current financial assets at fair value through profit or loss	R$ 1,372,926	R$ 8,253